Marketable Securities - Additional information (Detail)	Mar. 31, 2021
Marketable Securities [Abstract]
Weighted average duration of marketable securities current	5 months 24 days
Weighted average duration of marketable securities non-current	17 months 6 days
Weighted average duration of marketable securities	10 months 6 days